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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07109
Invesco Insured Municipal Securities

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 07/31/10

Item 1. Schedule of Investments.

Invesco Insured Municipal Securities Fund
Quarterly Schedule of Portfolio Holdings July 31, 2010
invesco.com/us           MS-CE-IMS-QTR-1 07/10            Invesco Advisers, Inc.

Schedule of Investments
July 31, 2010 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations (101.6%)
Alaska (1.4%)
Alaska Industrial Development & Export Authority, Lake Dorothy Hydorelectric Project (AMT) (AMBAC Insd) (a)	5.25%	12/01/26	$1,350	$1,302,547

Arizona (2.4%)
Glendale Industrial Development Authority, Midwestern University, Ser 2010	5.00	05/15/35	100	99,711
Glendale Industrial Development Authority, Midwestern University, Ser 2010	5.125	05/15/40	100	100,489
Phoenix Civic Improvement Corp., Sr Lien Airport Ser 2002 B (AMT) (NATL-RE & FGIC Insd) (a)	5.75	07/01/18	1,500	1,561,230
State of Arizona, Ser 2008 A (COP) (AGM Insd) (a)	5.00	09/01/26	210	218,938
State of Arizona, Ser 2008 A (COP) (AGM Insd) (a)	5.00	09/01/27	300	308,277

				2,288,645

California (19.5%)
Alameda County Joint Powers Authority, Ser 2008 (AGM Insd) (a)	5.00	12/01/24	465	489,603
Beverly Hills Unified School District, Election of 2008 Ser 2009 (b)	0.00	08/01/26	375	172,009
Beverly Hills Unified School District, Election of 2008 Ser 2009 (b)	0.00	08/01/31	725	242,650
California Health Facilities Financing Authority, Scripps Memorial Hospital Ser 2010 A	5.00	11/15/36	500	502,920
City & County of San Francisco, City Buildings Ser 2007 A (COP) (NATL-RE & FGIC Insd) (a)	4.50	09/01/37	1,000	935,350
City of Irvine, Limited Obligation Ser 85-7 A (AGM Insd) (a)	0.30	09/02/32	500	500,000
Clovis Unified School District, Election of 2004 Ser A (NATL-RE & FGIC Insd) (a)(b)	0.00	08/01/29	190	63,283
El Segundo Unified School District, Election of 2008 Ser 2009 A (b)	0.00	08/01/31	970	275,713
Fontana Unified School District, Ser 2008 B (AGM Insd) (a)(b)	0.00	08/01/29	1,605	523,824
Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2005 A (FGIC Insd) (a)	5.00	06/01/38	2,000	1,866,260
Huntington Beach Union High School District, Ser 2004 (AGM Insd) (a)	5.00	08/01/26	2,000	2,089,860
Los Angeles Department of Water & Power, Ser 2004 C (NATL-RE Insd) (a)	5.00	07/01/25	1,000	1,058,410
Roseville Joint Union High School District, Election of 2004 Ser 2007 C (AGM Insd) (a)(b)	0.00	08/01/26	1,425	581,329
Sacramento Regional County Sanitation District, Ser 2006 (NATL-RE & FGIC Insd) (a)	5.00	12/01/28	1,000	1,042,020
San Jose Evergreen Community College District, Election Ser 2008 B (AGM Insd) (a)(b)	0.00	09/01/30	1,600	477,456
San Juan Unified School District, Election of 2002	5.00	08/01/30	1,525	1,595,882
Southern California Public Power Authority, Magnolia Power Project Ser A 2003 1 (AMBAC Insd) (a)	5.00	07/01/21	3,500	3,758,825
Twin Rivers Unified School District, Ser 2009 (BANs) (b)	0.00	04/01/14	450	407,898
University of California, Ser 2007 J (AGM Insd) (a)	4.50	05/15/31	2,000	2,013,560

				18,596,852

Colorado (4.3%)
Arkansas River Power Authority, Power Ser 2006 (XLCA Insd) (a)	5.25	10/01/40	1,200	1,106,388
City & County of Denver, Airport Refg Ser 2000 A (AMT) (AMBAC Insd) (a)	6.00	11/15/18	3,000	3,038,760

				4,145,148

Connecticut (0.5%)
Connecticut State Health & Educational Facility Authority, Quinnipiac University Issue Ser 2007 K-2 (NATL-RE Insd) (a)	5.00	07/01/25	475	500,850

See accompanying notes which are an integral part of this schedule.

1	Invesco Insured Municipal Securities

Schedule of Investments
July 31, 2010 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

District of Columbia (1.6%)
District of Columbia Water & Sewer Authority, Refg Sub-Lien Ser 2008 A (AGC Insd) (a)	5.00%	10/01/28	$425	$454,958
Metropolitan Washington Airports Authority, Ser 2004 C-1 (AMT) (AGM Insd) (a)	5.00	10/01/20	1,000	1,055,890

				1,510,848

Florida (10.5%)
Broward County Educational Facilities Authority, Nova Southeastern University Ser 2006 (AGC Insd) (a)	5.00	04/01/31	2,000	2,002,800
Broward County School Board, Ser 2001 A (COP) (AGM Insd) (a)	5.00	07/01/26	4,000	4,034,040
Citizens Property Insurance Corp., High Risk Ser A-1	5.00	06/01/14	700	744,128
City of Jacksonville, Ser 2003 C (AMT) (NATL-RE Insd) (a)	5.25	10/01/20	1,700	1,750,932
City of Port St Lucie, Utility System Refg Ser 2009 (AGC Insd) (a)	5.00	09/01/29	500	513,700
County of Miami-Dade, Water & Sewer (AGM Insd) (a)	5.00	10/01/39	500	515,865
Mid-Bay Bridge Authority, Refg Ser 2008 A (AGC Insd) (a)	5.00	10/01/27	485	495,738

				10,057,203

Hawaii (5.4%)
City & County of Honolulu, Ser 2003 A (NATL-RE Insd) (a)(c)	5.25	03/01/26	2,000	2,119,940
Hawaii State Department of Budget & Finance, Hawaiian Electric Co. Inc. Refg Ser 2003 B (AMT) (XLCA Insd) (a)	5.00	12/01/22	3,000	3,012,420

				5,132,360

Idaho (0.9%)
Idaho Housing & Finance Association, Federal Highway Trust Ser 2008 A (RANs) (AGC Insd) (a)	5.25	07/15/25	790	871,441

Illinois (10.2%)
Chicago Transit Authority, Federal Transit Administration Section 5309 Ser 2008 (AGC Insd) (a)	5.25	06/01/26	525	551,964
City of Chicago, O’Hare Int’l Airport Passenger Fee Ser 2001 A (AMT) (AMBAC Insd) (a)	5.375	01/01/32	2,000	2,000,040
Du Page County Community Unit School District No. 200 Wheaton, Warrenville Ser 2003 C (AGM Insd) (a)	5.25	10/01/22	485	538,801
Illinois Finance Authority, Northwestern Memorial Hospital Ser 2009 B	5.375	08/15/24	505	548,455
Illinois Finance Authority, Swedish Covenant Hospital Ser 2010 A	5.75	08/15/29	400	404,672
Metropolitan Pier & Exposition Authority, McCormick Place Ser 2002 A (NATL-RE Insd) (a)	5.25	06/15/42	2,500	2,519,050
State of Illinois, First Ser 2002 (NATL-RE Insd) (a)	5.375	07/01/21	3,000	3,178,290

				9,741,272

Iowa (1.4%)
State of Iowa, IJOBS Program Ser 2009 A (c)(d)	5.00	06/01/25	700	774,137
State of Iowa, IJOBS Program Ser 2009 A (c)(d)	5.00	06/01/26	525	575,605

				1,349,742

Kansas (0.5%)
Wyandotte County-Kansas City Unified Government, Utility System Improvement, Ser 2009 A (BHAC Insd) (a)	5.25	09/01/34	410	438,007

Kentucky (1.4%)
Louisville & Jefferson County Visitors and Convention Commission, Ser 2004 B (AGM Insd) (a)(e)(f)	0.27	12/01/22	1,345	1,345,000

Louisiana (0.5%)
Louisiana Offshore Terminal Authority, Revenue Bonds, Deepwater Port Ser 2007 B-2	4.30	10/01/37	500	509,270

See accompanying notes which are an integral part of this schedule.

2	Invesco Insured Municipal Securities

Schedule of Investments
July 31, 2010 (unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts (3.0%)
Massachusetts Development Finance Agency, Ser 2001 A (NATL-RE Insd) (a)	5.625%	01/01/16	$2,750	$2,840,062

Michigan (3.2%)
City of Detroit, Water Supply Sr Lien Ser 2001 A (NATL-RE & FGIC Insd) (a)	5.00	07/01/30	2,000	1,989,940
Wayne State University, Refg Ser 2008 (AGM Insd) (a)	5.00	11/15/29	560	591,461
Western Michigan University, Ser 2008 (AGM Insd) (a)	5.00	11/15/23	450	486,508

				3,067,909

New Jersey (1.9%)
New Jersey Economic Development Authority, School Facilities Construction Ser N-1 (AMBAC Insd) (a)	5.50	09/01/24	465	534,927
New Jersey Economic Development Authority, Student Housing Project Ser 2010 A	5.875	06/01/42	210	213,192
New Jersey State Turnpike Authority, Ser 2003 A (NATL-RE & FGIC Insd) (a)	5.00	01/01/27	1,000	1,031,720

				1,779,839

New York (9.6%)
City of New York, Ser 2001 A-6 (AGM Insd) (a)(e)(f)	0.30	11/01/26	2,100	2,100,000
New York City Health & Hospital Corp., 2003 Ser B (AMBAC Insd) (a)	5.25	02/15/21	3,000	3,235,860
New York City Municipal Water Finance Authority, Ser 2005 C (NATL-RE Insd) (a)	5.00	06/15/27	1,000	1,061,590
New York State Dormitory Authority, Hospital — FHA Insured Mtge 2004 Ser A (AGM Insd) (a)	5.25	08/15/19	1,100	1,187,615
New York State Dormitory Authority, New York University (AMBAC Insd) (a)	5.50	05/15/29	365	407,720
New York State Dormitory Authority, New York University Ser 1 (CR) (BHAC & AMBAC Insd) (a)	5.50	07/01/31	1,040	1,208,168

				9,200,953

Ohio (2.0%)
City of Cleveland, Public Power System Ser 2008 B-1 (NATL-RE Insd) (a)(b)	0.00	11/15/26	1,275	556,499
County of Erie, Firelands Regional Medical Center Ser 2002	5.625	08/15/32	1,000	978,350
Ohio State Water Development Authority, Pollution Control Facilities Ser 2009 A	5.875	06/01/33	135	149,256
State of Ohio Higher Educational Facility Commission, Summa Health Systems Ser 2010	5.75	11/15/35	225	225,646

				1,909,751

Oregon (1.3%)
Oregon State Department of Administrative Services, Ser 2005 B (COP) (NATL-RE & FGIC Insd) (a)	5.00	11/01/22	1,120	1,207,326

Pennsylvania (2.7%)
Pennsylvania Economic Development Financing Authority, Ser A	3.70	11/01/21	450	454,284
Pennsylvania Turnpike Commission, Ser 2004 A (AMBAC Insd) (a)	5.00	12/01/34	1,000	1,009,820
Philadelphia School District, Ser 2008 E (BHAC Insd) (a)	5.125	09/01/23	1,000	1,106,650

				2,570,754

Puerto Rico (1.0%)
Puerto Rico Sales Tax Financing Corp., Ser 2009 A	5.00	08/01/11	455	476,749
Puerto Rico Sales Tax Financing Corp., Ser 2010 C	5.25	08/01/41	500	502,510

				979,259

South Carolina (1.2%)
South Carolina State Public Service Authority, Santee Cooper Ser 2003 A (AMBAC Insd) (a)	5.00	01/01/21	1,000	1,097,640

Texas (8.6%)
Capital Area Cultural Education Facilities Finance Corp., Roman Catholic Diocese Ser 2005 B	6.125	04/01/45	200	202,086
See accompanying notes which are an integral part of this schedule.

3	Invesco Insured Municipal Securities

Schedule of Investments
July 31, 2010 (unaudited)

				Principal
	Interest	Maturity		Amount
	Rate	Date		(000)	Value

City of Houston, Combined Utility First Lien Refg 2004 Ser A (NATL-RE & FGIC Insd) (a)	5.25%	05/15/23		$1,730	$1,895,820
City of Houston, Ser 2001 B (CR) (AGM & AMBAC Insd) (a)(b)	0.00	09/01/27		1,400	568,946
City of San Antonio, Water & Refg Ser 2002 (AGM Insd) (a)	5.00	05/15/28		2,000	2,080,960
City of San Antonio, Water & Refg Ser 2002 A (AGM Insd) (a)	5.00	05/15/32		950	972,050
Dallas Area Rapid Transit, Senior Lien (AMBAC Insd) (a)	5.00	12/01/26		665	677,921
Friendswood Independent School District, Schoolhouse Ser 2008 (PSF-GTD)	5.00	02/15/27		310	338,973
Houston Community College System, Senior Lien Student Fee Ser 2008 (AGM Insd) (a)	5.00	04/15/25		460	500,084
North Texas Tollway Authority, Refg First Tier 2008 D (AGC Insd) (a)(b)	0.00	01/01/29		2,725	1,012,119

					8,248,959

Washington (6.1%)
Cowlitz County Public Utility District No. 1, Production Ser 2006 (NATL-RE Insd) (a)	5.00	09/01/31		1,000	1,017,530
Port of Seattle, Passenger Facility Ser 1998 A (NATL-RE Insd) (a)	5.00	12/01/23		2,010	2,014,301
State of Washington, Various Purpose Ser 2010 A (c)	5.00	08/01/29		1,225	1,339,611
State of Washington, Various Purpose Ser 2010 A (c)	5.00	08/01/30		1,290	1,400,437

					5,771,879

West Virginia (0.5%)
West Virginia Economic Development Authority, Solid Waste Disposable Facility Ser 2010 A	5.375	12/01/38		450	451,913

Total Investments (Cost $94,096,760)			101.6%		96,915,429
Other Assets Less Liabilities			2.1		1,986,858

Floating Rate Note and Dealer Trusts Obligations Related to Securities Held

Notes with interest rates ranging from 0.28% to 0.29% at 07/31/10 and contractual maturities of collateral ranging from 06/01/25 to 08/01/30 (g)			(3.7)		(3,500,000)

Net Assets			100.0%		$95,402,287

Investment Abbreviations:

AGC	Assured Guaranty Corporation.

AGM	Assured Guaranty Municipal Corporation.

AMBAC	AMBAC Assurance Corporation.

AMT	Alternative Minimum Tax.

BANs	Bond Anticipation Notes.

BHAC	Berkshire Hathaway Assurance Corporation.

COP	Certificates of Participation.

CR	Custodial Receipts.

FGIC	Financial Guaranty Insurance Company.

FHA	Federal Housing Administration.

NATL-RE	National Public Finance Guarantee Corporation.

PSF	Texas Permanent School Fund Guarantee Program.

RANs	Revenue Anticipation Notes.

XLCA	XL Capital Assurance Inc.

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Capital appreciation bond.

(c)	Underlying security related to Special Purpose Trust entered into by the Fund. See Note 1D.

(d)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $825,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2010.

(f)	Security is considered a cash equivalent.

(g)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at July 31, 2010. At July 31, 2010, the Fund’s investments with a value of $6,209,730 are held by the Dealer Trusts and serve as collateral for the $3,500,000 in floating rate note and dealer trust obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.

4	Invesco Insured Municipal Securities

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Obligations Related to Securities Held – The Fund enters into transactions in which it transfers to Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund may enter into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “Floating rate note and dealer trust obligations” on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses
Invesco Insured Municipal Securities

related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption “Interest and residual trust expenses” on the Statement of Operations. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of July 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Municipal Obligations	$—	$96,915,429	$—	$96,915,429

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.

**	Unrealized appreciation (depreciation).
NOTE 3 — Investment Securities
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$3,419,245

Aggregate unrealized (depreciation) of investment securities	(606,834)

Net unrealized appreciation of investment securities	$2,812,411

Cost of investments for tax purposes is $94,103,018.
Invesco Insured Municipal Securities

Item 2. Controls and Procedures.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of , September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Insured Municipal Securities

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: September 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: September 29, 2010

By:	/s/ Philip A. Taylor
Sheri Morris
Principal Financial Officer
Date: September 29, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.